-----------------------------
                                                   |       OMB APPROVAL        |
                                                   |---------------------------|
                                                   | OMB Number:     3235-0006 |
                                                   | Expires: October 31, 2000 |
                                                   | Estimated average         |
                                                   |   burden hours            |
                                                   |   per response ..... 24.7 |
                                                   -----------------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OCTOBER 4, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2001.

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              FORM 13F/A COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 1999 Check here if Amendment [X]; Amendment Number: 2
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York               November 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   206

Form 13F Information Table Value Total:   $1,893,397 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------


     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
                                                                FAIR MARKET    SHARES OR   INVESTMENT   OTHER     -----------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP NO.  VAL (X$1000)    PRN AMT    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
A T & T                               Com          001957 10 9        853       19,600     Shared-Def    2,3,5    19,600
A T & T                               Com          001957 10 9         57        1,300     Shared-Def     2,3      1,300
A T & T                               Com          001957 10 9        178        4,100     Shared-Def    1,2,3     4,100
A T & T                               Com          001957 95 9     14,255      285,100  P  Shared-Def    2,4,5   285,100
Adelphia Comm                    5.5% Conv Pfd     006848 40 2      6,033       35,000     Shared-Def     2,5                 35,000
Alza Corporation                      Com          022615 10 8      4,273       99,800     Shared-Def    2,3,5    99,800
Alza Corporation                      Com          022615 10 8        257        6,000     Shared-Def     2,3      6,000
Alza Corporation                      Com          022615 10 8        852       19,900     Shared-Def    1,2,3    19,900
Alza Corporation                  5% Conv '06      022615 AD 0     18,541   15,260,000     Shared-Def    2,4,5
Alza Corporation                  5% Conv '06      022615 AD 0      6,683    5,500,000     Shared-Def    1,2,3
Alza Corporation                  5% Conv '06      022615 AD 0       4975    4,095,000     Shared-Def     2,5
America Online Inc                4% Conv '02      02364J AB 0     40,070    4,997,000     Shared-Def    2,4,5
America Online Inc                4% Conv '02      02364J AB 0     32,075    4,000,000     Shared-Def    1,2,3
America Online Inc                4% Conv '02      02364J AB 0     16,038    2,000,000     Shared-Def     2,5
American Gnrl Del LLC              6% Cnv Pfd      02637G 20 0    135,625    1,550,000     Shared-Def    2,4,5             1,550,000
American Gnrl Del LLC              6% Cnv Pfd      02637G 20 0      4,375       50,000     Shared-Def     2,5                 50,000
American Home Prod                    Com          026609 10 7      1,448       34,900     Shared-Def     2,3     34,900
American Home Prod                    Com          026609 10 7      1,054       25,400     Shared-Def             25,400
American Home Prod                    Com          026609 10 7        448       10,800     Shared-Def    1,2,3    10,800
American Home Prod                    Com          026609 10 7      5,287      127,400     Shared-Def    2,3,5   127,400
Antec Corp                        4.5% Cnv '03     03664P AA 3     19,715    8,500,000     Shared-Def    1,2,3
Antec Corp                        4.5% Cnv '03     03664P AA 3      2,319    1,000,000     Shared-Def     2,5
Avado Brands                    $3.50 Cnv Pfd A    05336Q 20 5     18,852      461,500     Shared-Def    2,4,5               461,500
Aquarion                              Com          03838W 10 1      2,088       58,200     Shared-Def    2,3,5    58,200
Aquarion                              Com          03838W 10 1        136        3,800     Shared-Def     2,3      3,800
Aquarion                              Com          03838W 10 1        438       12,200     Shared-Def    1,2,3    12,200
Atlantic Richfield Co                 Com          048825 10 3      7,059       79,200     Shared-Def    2,3,5    79,200
Atlantic Richfield Co                 Com          048825 10 3        428        4,800     Shared-Def     2,3      4,800
Atlantic Richfield Co                 Com          048825 10 3      1,426       16,000     Shared-Def    1,2,3    16,000
Centocor Inc                     4.75% Cnv 144A    152342 AC 5     59,555   43,000,000     Shared-Def    2,4,5
Centocor Inc                     4.75% Cnv 144A    152342 AC 5     16,689   12,050,000     Shared-Def    1,2,3
Centocor Inc                     4.75% Cnv 144A    152342 AC 5      4,155    3,000,000     Shared-Def     2,5
Centocor Inc                     4.75% Cnv 144A    152342 AC 5      2,770    2,000,000     Shared-Def    1,2,3



     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
                                                                FAIR MARKET    SHARES OR   INVESTMENT   OTHER     -----------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP NO.  VAL (X$1000)    PRN AMT    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp              7% Cnv Pfd      158915 30 6     40,078      230,000     Shared-Def    2,4,5               230,000
Chiquita Brands Intl Inc        $3.75 Cnv Pfd B    170032 50 2     23,355      527,200     Shared-Def    2,4,5               527,200
Cincinnati Financial Crp        5.5% Snr Cnv '02   172062 AB 7      2,579    1,000,000     Shared-Def    1,2,3
Cincinnati Financial Crp        5.5% Snr Cnv '02   172062 AB 7      5,574    2,161,000     Shared-Def    2,4,5
Columbia Energy Group                 Com          197648 10 8      2,171       39,200     Shared-Def    2,3,5    39,200
Columbia Energy Group                 Com          197648 10 8        150        2,700     Shared-Def     2,3      2,700
Columbia Energy Group                 Com          197648 10 8        449        8,100     Shared-Def    1,2,3     8,100
Compaq Computer                       Com          204493 10 0      2,613      113,900     Shared-Def     2,3    113,900
Compaq Computer                       Com          204493 10 0      1,239       54,000     Shared-Def             54,000
Compaq Computer                       Com          204493 10 0      1,039       45,300     Shared-Def    1,2,3    45,300
Compaq Computer                       Com          204493 10 0      7,620      332,200     Shared-Def    2,3,5   332,200
Comverse Tech Inc                5.75% Conv '06    205862 AE 5     14,514    4,679,000     Shared-Def    2,4,5
Comverse Tech Inc                5.75% Conv '06    205862 AE 5      1,551      500,000     Shared-Def    1,2,3
Comverse Tech Inc                4.5% Conv '05     205862 AG 0     59,815   26,350,000     Shared-Def    2,4,5
Comverse Tech Inc                4.5% Conv '05     205862 AG 0     19,125    8,425,000     Shared-Def    1,2,3
Comverse Tech Inc                4.5% Conv '05     205862 AG 0     13,620    6,000,000     Shared-Def     2,5
Conexant Systems Inc             4.25% Conv '06    207142 AA 8      5,742    3,400,000     Shared-Def    1,2,3
Conexant Systems Inc             4.25% Conv '06    207142 AA 8      5,066    3,000,000     Shared-Def     2,5
Conexant Systems Inc             4.25% Conv '06    207142 AA 8      6,122    3,625,000     Shared-Def    2,4,5
Conexant Systems Inc             4.25% Conv '06    207142 AA 8      1,013      600,000     Shared-Def    1,2,3
Data Gen Corp                         Com          237688 10 6      1,668       79,200     Shared-Def     2,3     79,200
Data Gen Corp                         Com          237688 10 6        101        4,800     Shared-Def    2,3,5     4,800
Data Gen Corp                         Com          237688 10 6        337       16,000     Shared-Def    1,2,3    16,000
Delta & Pine Ld Co                    Com          247357 10 6        947       36,600     Shared-Def             36,600
Delta & Pine Ld Co                    Com          247357 10 6        331       12,800     Shared-Def     2,3     12,800
Delta & Pine Ld Co                    Com          247357 10 6      5,113      197,600     Shared-Def    2,3,5   197,600
Delta & Pine Ld Co                    Com          247357 10 6      1,025       39,600     Shared-Def    1,2,3    39,600
E I Dupont De Nemours                 Com          263534 10 9     10,900      179,050     Shared-Def     2,3    179,050
E I Dupont De Nemours                 Com          263534 10 9      1,278       21,000     Shared-Def             21,000
E I Dupont De Nemours                 Com          263534 10 9        939       15,241     Shared-Def    1,2,3    15,241
E I Dupont De Nemours                 Com          263534 10 9      8,133      133,600     Shared-Def    2,3,5   133,600
EMC Corporation                  3.25% Conv '02    268648 AC 6     92,938   14,600,000     Shared-Def    2,4,5
EMC Corporation                  3.25% Conv '02    268648 AC 6     70,264   11,038,000     Shared-Def    1,2,3
EMC Corporation                       Com          268648 95 2      1,740       29,000  P  Shared-Def    2,4,5    29,000
EMC Corporation                       Com          268648 95 2      1,260       21,000  P  Shared-Def    1,2,3    21,000
Echostar Comm new               6.75% Cnv Pfd C    278762 30 7     31,663       83,200     Shared-Def    2,4,5                83,200
Federal Mogul Corp                    Com          313549 90 7      1,293       47,000  C  Shared-Def    2,4,5    47,000
Federal Mogul Corp                    Com          313549 90 7         83        3,000  C  Shared-Def     2,5      3,000
General Instr Corp Del                Com          370120 10 7        230        4,800     Shared-Def     2,3      4,800



     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
                                                                FAIR MARKET    SHARES OR   INVESTMENT   OTHER     -----------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP NO.  VAL (X$1000)    PRN AMT    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
General Instr Corp Del                Com          370120 10 7      4,003       83,400     Shared-Def    2,3,5    83,400
General Instr Corp Del                Com          370120 10 7        806       16,800     Shared-Def    1,2,3    16,800
General Mtrs Corp                     Com          370442 10 5      3,795       60,300     Shared-Def     2,3     60,300
General Mtrs Corp                     Com          370442 10 5      1,208       19,200     Shared-Def             19,200
General Mtrs Corp                     Com          370442 10 5        906       14,400     Shared-Def    1,2,3    14,400
General Mtrs Corp                     Com          370442 10 5      3,531       56,100     Shared-Def    2,3,5    56,100
General Motors Crp Cl H               Com          370442 83 2      6,469      113,000     Shared-Def     2,3    113,000
General Motors Crp Cl H               Com          370442 83 2      4,065       71,000     Shared-Def             71,000
General Motors Crp Cl H               Com          370442 83 2      1,454       25,400     Shared-Def    1,2,3    25,400
General Motors Crp Cl H               Com          370442 83 2     10,276      179,500     Shared-Def    2,3,5   179,500
Genzyme Corp                     5.25% Conv '05    372917 AE 4     14,513   10,750,000     Shared-Def    2,4,5
Genzyme Corp                     5.25% Conv '05    372917 AE 4     13,500   10,000,000     Shared-Def    1,2,3
Genzyme Corp                     5.25% Conv '05    372917 AE 4      8,775    6,500,000     Shared-Def     2,5
Hannaford Bros Co                     Com          410550 10 7        338        4,800     Shared-Def     2,3      4,800
Hannaford Bros Co                     Com          410550 10 7      5,501       78,100     Shared-Def    2,3,5    78,100
Hannaford Bros Co                     Com          410550 10 7      1,092       15,500     Shared-Def    1,2,3    15,500
HealthSouth Corp                 3.25% Conv '03    421924 AF 8      2,406    3,125,000     Shared-Def    2,3,5
HealthSouth Corp                 3.25% Conv '03    421924 AF 8      2,310    3,000,000     Shared-Def     2,3
HealthSouth Corp                 3.25% Conv '03    421924 AF 8      3,080    4,000,000     Shared-Def
HealthSouth Corp                 3.25% Conv '03    421924 AF 8        289      375,000     Shared-Def    1,2,3
Hilton Hotels Corp                5% Conv '06      432848 AL 3      3,486    3,865,000     Shared-Def    1,2,3
Hilton Hotels Corp                5% Conv '06      432848 AL 3     16,169   17,928,000     Shared-Def    2,4,5
Home Depot Inc                   3.25% Conv '01    437076 AE 2     61,255   20,100,000     Shared-Def    1,2,3
Home Depot Inc                   3.25% Conv '01    437076 AE 2    187,214   61,432,000     Shared-Def    2,4,5
Host Marriott Svcs Corp               Com          440914 90 9      1,750      175,000  C  Shared-Def    2,4,5   175,000
Household Intl Inc                    Com          441815 10 7      1,184       29,500     Shared-Def             29,500
Human Genome Sciences            5.5% Conv '06     444903 AA 6     33,592   20,800,000     Shared-Def    2,4,5
Intel Corp                            Com          458140 10 0        524        7,052     Shared-Def     2,3      7,052
Intel Corp                            Com          458140 10 0      8,008      107,758     Shared-Def    2,3,5   107,758
Intel Corp                            Com          458140 10 0      1,694       22,790     Shared-Def    1,2,3    22,790
Interpublic Group Cos Inc        1.87% Conv '06    460690 AG 5      5,945    6,350,000     Shared-Def    2,4,5
Interpublic Group Cos Inc        1.87% Conv '06    460690 AG 5     13,510       14,430     Shared-Def    1,2,3
Interpublic Group Cos Inc        1.87% Conv '06    460690 AG 5        983    1,050,000     Shared-Def     2,5
Interpublic Group Cos Inc        1.87% Conv '06    460690 AG 5      1,217    1,300,000     Shared-Def    1,2,3
J.D. Edwards & Co                     Com          281667 10 5      4,458      215,500     Shared-Def     2,3    215,500
J.D. Edwards & Co                     Com          281667 10 5      1,876       90,700     Shared-Def             90,700
J.D. Edwards & Co                     Com          281667 10 5        645       31,200     Shared-Def    1,2,3    31,200
J.D. Edwards & Co                     Com          281667 10 5      4,688      226,600     Shared-Def    2,3,5   226,600
Kmart Financing I                7.75% Cnv Pfd     498778 20 8     28,300      500,000     Shared-Def    2,4,5               500,000




     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
                                                                FAIR MARKET    SHARES OR   INVESTMENT   OTHER     -----------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP NO.  VAL (X$1000)    PRN AMT    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Comm Inc                      Com          52729N 95 0      2,525       50,500  P  Shared-Def    2,4,5    50,500
Level 3 Comm Inc                      Com          52729N 95 0        935       18,700  P  Shared-Def    1,2,3    18,700
Level 3 Comm Inc                      Com          52729N 95 0        290        5,800  P  Shared-Def     2,5      5,800
Loral Space & Comm                    Com          G56462 10 7      1,545       89,900     Shared-Def     2,3     89,900
Loral Space & Comm                    Com          G56462 10 7        344       20,000     Shared-Def             20,000
Loral Space & Comm                    Com          G56462 10 7        345       20,100     Shared-Def    1,2,3    20,100
Loral Space & Comm                    Com          G56462 10 7        480       27,900     Shared-Def    2,3,5    27,900
Magna International Inc           5% Conv '02      559222 AE 4     14,160   13,081,000     Shared-Def    1,2,3
Magna International Inc           5% Conv '02      559222 AE 4     28,788   26,594,000     Shared-Def    2,4,5
Mail-Well Inc                     5% Conv '02      560321 AD 3      1,682    1,500,000     Shared-Def    1,2,3
Mascotech Inc                    4.5% Conv '03     574670 AB 1      1,705    2,125,000     Shared-Def    2,3,5
Mascotech Inc                    4.5% Conv '03     574670 AB 1        100      125,000     Shared-Def     2,3
Mascotech Inc                    4.5% Conv '03     574670 AB 1      2,809    3,500,000     Shared-Def
Mascotech Inc                    4.5% Conv '03     574670 AB 1        201      250,000     Shared-Def    1,2,3
Mediaone                              Com          58440J 10 4      8,020      117,400     Shared-Def    2,3,5   117,400
Mediaone                              Com          58440J 10 4        526        7,700     Shared-Def     2,3      7,700
Mediaone                              Com          58440J 10 4      1,701       24,900     Shared-Def    1,2,3    24,900
Mediaone                         4.5% Cnv Pfd D    58440J 20 3     64,763      424,500     Shared-Def    2,4,5               424,500
Monsanto Company                      Com          611662 10 7      4,622      129,500     Shared-Def     2,3    129,500
Monsanto Company                      Com          611662 10 7      1,217       34,100     Shared-Def             34,100
Monsanto Company                      Com          611662 10 7        906       25,400     Shared-Def    1,2,3    25,400
Monsanto Company                      Com          611662 10 7      6,463      181,100     Shared-Def    2,3,5   181,100
Nalco Chem Co                         Com          629853 10 2      5,646      111,800     Shared-Def    2,3,5   111,800
Nalco Chem Co                         Com          629853 10 2        333        6,600     Shared-Def     2,3      6,600
Nalco Chem Co                         Com          629853 10 2      1,126       22,300     Shared-Def    1,2,3    22,300
Newell Rubbermaid Inc                 Com          651229 95 6      1,500       50,000  P  Shared-Def    2,4,5    50,000
Office Depot                          Com          676220 10 6        596       58,500     Shared-Def             58,500
Old Guard Group Inc                   Com          679783 10 0        298       26,500     Shared-Def     2,3     26,500
Omnicare Inc.                     5% Conv '07      681904 AD 0      2,113    3,250,000     Shared-Def    2,3,5
Omnicare Inc.                     5% Conv '07      681904 AD 0      1,869    2,875,000     Shared-Def     2,3
Omnicare Inc.                     5% Conv '07      681904 AD 0      2,925    4,500,000     Shared-Def
Omnicare Inc.                     5% Conv '07      681904 AD 0        244      375,000     Shared-Def    1,2,3
Omnicom Corp                     4.25% Conv '07    681919 AE 6     11,450    4,500,000     Shared-Def     2,5
Omnicom Corp                     4.25% Conv '07    681919 AE 6     59,157   23,250,000     Shared-Def    2,4,5
Omnicom Corp                     4.25% Conv '07    681919 AE 6      9,923    3,900,000     Shared-Def    1,2,3
Orbital Sciences Corp             5% Conv '02      685564 AB 2      3,919    4,385,000     Shared-Def    2,4,5
Orbital Sciences Corp             5% Conv '02      685564 AB 2      2,056    2,300,000     Shared-Def    1,2,3
Orion Cap Corp                        Com          686268 10 3      2,539       53,600     Shared-Def    2,3,5    53,600
Orion Cap Corp                        Com          686268 10 3        152        3,200     Shared-Def     2,3      3,200



     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
                                                                FAIR MARKET    SHARES OR   INVESTMENT   OTHER     -----------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP NO.  VAL (X$1000)    PRN AMT    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Orion Cap Corp                        Com          686268 10 3        516       10,900     Shared-Def    1,2,3    10,900
Owens Corning                         Com          69073F 90 3        250       10,000  C  Shared-Def    2,4,5    10,000
Owens Corning                         Com          69073F 90 3        375       15,000  C  Shared-Def     2,5     15,000
Penn Treaty Amer Corp            6.25% Conv '03    707874 AC 7      2,865    3,000,000     Shared-Def    2,4,5
Penn Treaty Amer Corp            6.25% Conv '03    707874 AC 7      1,433    1,500,000     Shared-Def    1,2,3
Polymer Group Inc                     Com          731745 10 5          7       11,167     Shared-Def     2,3     11,167
PSINet Inc                       6.75% Conv Pfd    74437C 30 9     15,908      363,100     Shared-Def    2,4,5               363,100
PSINet Inc                       6.75% Conv Pfd    74437C 30 9      3,593       82,000     Shared-Def     2,5                 82,000
Quantum Corporation               7% Conv '04      747906 AC 9      5,445    6,058,000     Shared-Def    1,2,3
Republic NY                           Com          760719 10 4      9,160      149,100     Shared-Def    2,3,5   149,100
Republic NY                           Com          760719 10 4      6,734      109,600     Shared-Def     2,3    109,600
Republic NY                           Com          760719 10 4      1,923       31,300     Shared-Def    1,2,3    31,300
Republic NY                           Com          760719 10 4      1,290       21,000     Shared-Def             21,000
Royal Carib Cruises Ltd         7.25% Cnv Pfd A    V7780T 11 1     66,827      458,700     Shared-Def    2,4,5               458,700
Safeguard Scientifics Inc         5% Conv '06      786449 AD 0      4,463    4,000,000     Shared-Def    2,4,5
Safeguard Scientifics Inc         5% Conv '06      786449 AD 0      5,578    5,000,000     Shared-Def    1,2,3
Safeguard Scientifics Inc         5% Conv '06      786449 AD 0      1,450    1,300,000     Shared-Def     2,5
SAP Aktiengesellschaft             Spnsrd ADR      803054 20 4      2,548       67,500     Shared-Def     2,3     67,500
SAP Aktiengesellschaft             Spnsrd ADR      803054 20 4      1,608       42,600     Shared-Def             42,600
SAP Aktiengesellschaft             Spnsrd ADR      803054 20 4        513       13,600     Shared-Def    1,2,3    13,600
SAP Aktiengesellschaft             Spnsrd ADR      803054 20 4      4,462      118,200     Shared-Def    2,3,5   118,200
Sensormatic Electric - Res            Com          817265 10 1        362       28,499     Shared-Def    2,4,5    28,499
Sepracor Inc                     6.25% Conv '05    817315 AE 4     16,785    9,605,000     Shared-Def    2,4,5
Sepracor Inc                     6.25% Conv '05    817315 AE 4     10,826    6,195,000     Shared-Def    1,2,3
Sepracor Inc                     6.25% Conv '05    817315 AE 4      8,371    4,790,000     Shared-Def     2,5
Siebel Sys Inc                        Com          826170 95 2      1,950       30,000  P  Shared-Def    2,4,5    30,000
Siebel Sys Inc                        Com          826170 95 2        910       14,000  P  Shared-Def    1,2,3    14,000
Siebel Sys Inc                        Com          826170 95 2        390        6,000  P  Shared-Def     2,5      6,000
Smart Modular Tech Inc                Com          831690 10 2      1,141       33,500     Shared-Def    2,3,5    33,500
Smart Modular Tech Inc                Com          831690 10 2         68        2,000     Shared-Def     2,3      2,000
Smart Modular Tech Inc                Com          831690 10 2        228        6,700     Shared-Def    1,2,3     6,700
Southwest Gas Corp                    Com          844895 10 2      1,164       43,200     Shared-Def    2,3,5    43,200
Southwest Gas Corp                    Com          844895 10 2         89        3,300     Shared-Def     2,3      3,300
Southwest Gas Corp                    Com          844895 10 2        248        9,200     Shared-Def    1,2,3     9,200
St. Paul Capital LLC               6% Cnv Pfd      792856 20 5     35,740      586,500     Shared-Def    2,4,5               586,500
Steinway Musical Instrs Inc           Com          858495 10 4        430       20,575     Shared-Def    2,3,5    20,575
Sunrise Assisted Liv Inc         5.5% Conv '02     86768K AC 0     10,458   10,100,000     Shared-Def    2,4,5
Sunrise Assisted Liv Inc         5.5% Conv '02     86768K AC 0      6,937    6,700,000     Shared-Def    1,2,3
Synetic Inc                       5% Conv '07      87160F AB 5      1,273    1,200,000     Shared-Def    1,2,3



     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
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                                                                                                                   VOTING AUTHORITY
                                                                FAIR MARKET    SHARES OR   INVESTMENT   OTHER     -----------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP NO.  VAL (X$1000)    PRN AMT    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Synetic Inc                       5% Conv '07      87160F AB 5      6,364    6,000,000     Shared-Def    2,4,5
Telefonos De Mexico S A          4.25% Conv '04    879403 AD 5     10,075   10,000,000     Shared-Def    2,4,5
Telefonos De Mexico S A          4.25% Conv '04    879403 AD 5     12,090   12,000,000     Shared-Def    1,2,3
Telefonos De Mexico S A          4.25% Conv '04    879403 AD 5      3,023    3,000,000     Shared-Def     2,5
Telefonos De Mexico S A          4.25% Conv '04    879403 AD 5      3,023    3,000,000     Shared-Def    1,2,3
Thermo Electron Corp             4.25% Conv '03    883556 AF 9      1,410    1,625,000     Shared-Def    2,3,5
Thermo Electron Corp             4.25% Conv '03    883556 AF 9      2,819    3,250,000     Shared-Def     2,3
Thermo Electron Corp             4.25% Conv '03    883556 AF 9      1,627    1,875,000     Shared-Def
Thermo Electron Corp             4.25% Conv '03    883556 AF 9        217      250,000     Shared-Def    1,2,3
Tower Automotive                  5% Conv '04      891707 AA 9     15,774   15,050,000     Shared-Def    2,4,5
Tower Automotive                  5% Conv '04      891707 AA 9      5,019    4,789,000     Shared-Def    1,2,3
Union Carbide Corp                    Com          905581 10 4      5,863      103,200     Shared-Def    2,3,5   103,200
Union Carbide Corp                    Com          905581 10 4        352        6,200     Shared-Def     2,3      6,200
Union Carbide Corp                    Com          905581 10 4      1,170       20,600     Shared-Def    1,2,3    20,600
Watson Pharmaceuticals Inc            Com          942683 10 3      1,155       37,800     Shared-Def             37,800
Xerox Corp                            Com          984121 95 3      1,015       20,300  P  Shared-Def    1,2,3    20,300
Xerox Corp                            Com          984121 95 3        610       12,200  P  Shared-Def    1,2,3    12,200
                                                                1,893,397

